JULIE COLLETT

Senior Director and

Counsel

(212) 314-3017

julie.collett@equitable.com

LAW DEPARTMENT

February 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 1 to the Registration Statement on
Form N-6 for Equitable Life Insurance Company of America (“Registration Statement”)

File Nos. 333-229238 and 811-22886

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America, we are filing herewith, electronically via EDGAR, Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (212) 314- 3017 if you have any questions or comments.

Very truly yours,

/s/ Julie Collett
Julie Collett